Operating segments and revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Operating segments and revenue from Contracts with Customers
Schedule of revenue

	Year Ended December 31,
Type of goods or service	2023	2022	2021
Product sales	1,087,418	375,515	—
Outlicensing of product	82,712	421,689	225,252
Royalty income	36,758	2,287	—
Performance of certain regulatory services	—	3,387	4,095
Total	1,206,888	802,879	229,347

	Year Ended December 31,
Geographical markets	2023	2022	2021
USA	1,075,829	372,247	—
Europe*	39,614	143,955	201,878
Asia	91,445	286,677	27,469
Total	1,206,888	802,879	229,347

* No net sales were recorded in Sweden in 2023, 2022, and 2021, respectively.

	Year Ended December 31,
Revenue from major customers	2023	2022	2021
Customer A	1,045,288	372,247	—
Customer B	91,415	80,643	27,469
Customer C	39,614	143,955	201,878
Customer D	—	206,034	—
Customers below 10% of revenue	30,571
Total	1,206,888	802,879	229,347

Schedule of performance obligations

	Year Ended December 31,
Performance obligations	2023	2022	2021
Expected returns	3,552	15,849	—
Rebates on sales	36,326	8,445	—
Total	39,878	24,294	—

Schedule of Assets and Liabilities

	Year Ended December 31,
Contract assets	2023	2022	2021
Accrued royalties	7,297	2,287	—
Contract liabilities
Prepaid income	—	—	3,387

Schedule of non-current assets as per geographical market

	December 31,
Total non-current assets per geographical market	2023	2022
Sweden	20,462	43,285
France	3,013	354
Switzerland	497,267	437,508
USA	12,835	17,484
Total	533,577	498,631